SCHEDULE OF LOSS INCOME BEFORE INCOME TAX (Details) ¥ in Millions	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
PRC	$ 9,646,142	¥ (3.0)	$ 1,275,449	$ 2,343,238
Total	9,646,142	¥ (3.0)	1,275,449	2,343,238
CAYMAN ISLANDS
PRC	8,540,384		8,211
Total	8,540,384		8,211
HONG KONG
PRC	528,276		154,696
Total	528,276		154,696
CHINA
PRC	577,482		1,112,542	2,343,238
Total	$ 577,482		$ 1,112,542	$ 2,343,238